OPERATING LEASES (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2027 USD ($)	Dec. 31, 2027 CNY (¥)	Dec. 31, 2026 USD ($)	Dec. 31, 2026 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)
Accrued rent	$ 12,000
Lessee, Finance Lease, Term of Contract	5 years
Minimum [Member]
Operating lease term	1 year
Maximum [Member]
Operating lease term	3 years
Office Space [Member]
Payments for rent							$ 1,500	¥ 11,000
Office Space [Member] | Forecast [Member]
Payments for rent			$ 5,100	¥ 37,000	$ 3,800	¥ 27,000
Dormitory Lease [Member] | Minimum [Member]
Payments for rent	$ 100	¥ 950
Dormitory Lease [Member] | Maximum [Member]
Payments for rent	$ 500	¥ 3,500